REVERSE ACQUISITION AND LISTING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reverse acquisition and listing expense [Abstract]
Schedule of Fair Value of All Consideration Given And Charged To Listing Expense

The fair value of all the consideration given and charged to listing expense was comprised of:

$
Fair value of share based consideration allocated:
Deemed share issuance	1,010,383

Identifiable net obligations assumed:
Cash and cash equivalent	(1,378,183)
Subscriptions received for private placement	1,602,257
Other assets	(230,097)
Liabilities	139,807
133,784

Total listing expense	1,144,167